Income Taxes - Summary of Unrecognized Income Tax Benefits (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes to company's unrecognized tax benefits
Gross amount of unrecognized tax benefits as of the beginning of the period	$ 920	$ 188
Decreases related to prior year tax provisions	0	0
Increases related to current year tax provisions	104	732
Gross amount of unrecognized tax benefits as of the end of the period	$ 1,024	$ 920